Commitments and Contingencies - Additional Information (Detail)	12 Months Ended					12 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Dec. 31, 2012 Milestone Payments USD ($)	Dec. 31, 2012 Fixed Assets USD ($)	Dec. 31, 2012 Fixed Assets BRL	Dec. 31, 2012 Real Property USD ($)	Dec. 31, 2012 Real Property BRL	Feb. 29, 2012 Ulianopolis Brazil Defendant	Aug. 13, 2013 Ulianopolis Brazil Subsequent Event Plaintiff Defendant	Jun. 30, 2013 Roxarsone (3-Nitro) Plaintiff Claim	Dec. 31, 2012 Roxarsone (3-Nitro) Plaintiff Claim	Jun. 30, 2013 Roxarsone (3-Nitro) Mary Green Claim	Dec. 31, 2012 Roxarsone (3-Nitro) Mary Green Claim	Jun. 30, 2013 Pregsure Claim	Dec. 31, 2012 Pregsure Claim
Loss Contingencies [Line Items]
Number of claims seeking damages											6		9	9	1	1	80	80
Number of plaintiffs												30	140	140
Number of claims settled																	20	20
Number of additional defendants											5	57
Long-term purchase commitment, amount	$ 99,000,000					$ 1,000,000
Rent expense under lease agreement							400,000	752,459.0	200,000	479,977.0
Penalty rate	2.00%
Interest on arrears	1.00%
Total rent expense, net of sublease rental income	17,000,000	21,000,000	19,000,000
Loss Contingency Accrual, Period Increase (Decrease)				14,000,000	11,000,000
Loss Contingency, Receivable, Current				$ 14,000,000